Provisions - Maximum exposure to credit risk - Performance guarantees (Details) - Performance guarantees [Member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Normal	$ 2,274,290	$ 2,221,484
Substandard	5,806	7,586
Non-complying	3,294	3,612
Total	2,283,390	2,232,682
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Normal	1,804,374	1,685,980
Substandard
Non-complying
Total	1,804,374	1,685,980
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Normal	44,325	54,523
Substandard
Non-complying
Total	44,325	54,523
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Normal	414,621	477,489
Substandard	5,806	7,586
Non-complying
Total	420,427	485,075
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Normal	10,970	3,470
Substandard
Non-complying		74
Total	10,970	3,544
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying	2,194	2,310
Total	2,194	2,310
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Normal		22
Substandard
Non-complying	1,100	1,228
Total	$ 1,100	$ 1,250